UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 375
         Austin, TX  78701

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC, General Partner
Phone:     512.478.1271

Signature, Place, and Date of Signing:

     Bryant J. Regan     Austin, Texas     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $145,986 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106     2784   349700 SH       SOLE                   349700
ALDILA INC                     COM NEW          014384200      656    40000 SH       SOLE                    40000
AMPCO-PITTSBURGH CORP          COM              032037103    10793   283069 SH       SOLE                   283069
C&D TECHNOLOGIES INC           COM              124661109     9963  1507200 SH       SOLE                  1507200
CEC ENTMT INC                  COM              125137109     2596   100000 SH       SOLE                   100000
ENERSYS                        COM              29275Y102    13125   525859 SH       SOLE                   525859
FORDING CDN COAL TR            TR UNIT          345425102    10117   262100 SH       SOLE                   262100
HERCULES OFFSHORE INC          COM              427093109    20313   854215 SH       SOLE                   854215
HI SHEAR TECHNOLOGY CORP       COM              42839Y104     6472   530513 SH       SOLE                   530513
HORNBECK OFFSHORE SVCS INC N   COM              440543106     4949   110100 SH       SOLE                   110100
KADANT INC                     COM              48282T104     1556    52456 SH       SOLE                    52456
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562P111      463   231465 SH       SOLE                   231465
KAPSTONE PAPER & PACKAGING C   COM              48562P103     3679   525604 SH       SOLE                   525604
KEY TECHNOLOGY INC             COM              493143101    17261   499879 SH       SOLE                   499879
LUBYS INC                      COM              549282101     1039   102300 SH       SOLE                   102300
NORTECH SYS INC                COM              656553104      379    59353 SH       SOLE                    59353
NORTHWEST PIPE CO              COM              667746101     7256   185397 SH       SOLE                   185397
PINNACLE ENTMT INC             COM              723456109     9979   423551 SH       SOLE                   423551
PURECYCLE CORP                 COM NEW          746228303       38     4921 SH       SOLE                     4921
QUANEX CORP                    COM              747620102     9382   180778 SH       SOLE                   180778
ROCKY MTN CHOCOLATE FACTORY    COM PAR $0.03    774678403      894    56303 SH       SOLE                    56303
TIDEWATER INC                  COM              886423102     5486   100000 SH       SOLE                   100000
VANTAGE ENERGY SERVICES INC    COM              92209F102     3260   429000 SH       SOLE                   429000
VANTAGE ENERGY SERVICES INC    *W EXP 99/99/999 92209F110     1650  1269100 SH       SOLE                  1269100
WINNEBAGO INDS INC             COM              974637100     1896    90200 SH       SOLE                    90200